Inventories	12 Months Ended
Mar. 31, 2014
Inventories

4. Inventories:

“Inventories” as of March 31, 2013 and 2014 comprised the following:

	Millions of yen
	2013	2014
Finished goods	¥178,019	¥229,473
Materials and supplies	2,717	2,653

Total	¥180,736	¥232,126